Commitments and contingencies (Details) ₩ in Millions, $ in Millions		5 Months Ended
	Jan. 22, 2021 KRW (₩)	Sep. 30, 2017 USD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Sep. 28, 2021
litigations [Line Items]
Covered Bonds Issued Carrying Amount			₩ 1,916,820	₩ 1,852,365
Cover Pools Carrying Amount			3,647,109	₩ 4,458,312
Shinhan Asset Trust Co., Ltd. [Member]
litigations [Line Items]
Project Financing Loan Commitment Unused Limit			263,836
16 project sites [Member] | Shinhan Asset Trust Co., Ltd. [Member]
litigations [Line Items]
Project Financing Commitment Amount			1,059,277
Project Financing Outstanding Loan Balance			993,054
8 project sites [Member] | Shinhan Asset Trust Co., Ltd. [Member]
litigations [Line Items]
Project Financing Commitment Amount			249,927
Project Financing Outstanding Loan Balance			224,123
Events After Reporting Period [Member]
litigations [Line Items]
Loss Contingency Penalty Amount	₩ 50
Board Of Directors [Member]
litigations [Line Items]
Percentage of investment principal repaid to the Customer					40.00%
Gen2 Related Trust Instruments
litigations [Line Items]
Securities sold under agreements to repurchase			420,000
Lime Asset Management | Total Return Swap Agreement
litigations [Line Items]
Purchase of investments other than investments accounted for using equity method | $		$ 200
Miscellaneous other provisions
litigations [Line Items]
Provisions and insurance contract liabilities			144,173
insurance contract Liabilities
litigations [Line Items]
Provisions and insurance contract liabilities			₩ 5,732